Derivative Financial Instruments and Hedge Accounting - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 4,675,358	¥ 5,521,617
Liabilities	4,176,343	4,949,433
Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,033,412,311	1,060,475,893
Assets	4,225,054	4,928,506
Liabilities	3,654,333	4,452,557
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	863,548,307	897,101,881
Assets	2,473,227	2,701,146
Liabilities	2,163,096	2,395,741
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	25,675,076	28,832,868
Assets	43,577	14,800
Liabilities	43,792	14,662
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	213,325,700	186,425,271
Assets	34,433	30,995
Liabilities	7,896	6,915
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	36,829,805	110,252,456
Assets	767	256
Liabilities	14	3
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	470,459,738	466,717,825
Assets	2,219,866	2,485,621
Liabilities	1,937,095	2,189,767
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	117,257,988	104,873,461
Assets	174,584	169,474
Liabilities	174,299	184,394
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	163,971,776	157,543,495
Assets	1,645,099	2,129,604
Liabilities	1,365,500	1,935,117
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	10,239	8,068
Assets	3	104
Liabilities	33	10
Trading [member] | Currency derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	80,017,239	75,327,505
Assets	704,188	1,081,492
Liabilities	622,172	863,744
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	78,214,163	76,385,589
Assets	854,463	955,783
Liabilities	649,365	973,057
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	5,730,135	5,822,333
Assets	86,445	92,225
Liabilities	93,930	98,306
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,842,407	2,825,220
Assets	71,487	65,887
Liabilities	88,409	87,783
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,273,744	1,613,308
Assets	14,189	14,269
Liabilities	8,360	9,969
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,274,248	950,758
Assets	38,152	34,014
Liabilities	71,615	69,039
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	731	3,574
Assets	0	155
Liabilities	25	63
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	55,543	91,648
Assets	562	1,593
Liabilities	2,192	3,124
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	238,141	165,932
Assets	18,584	15,856
Liabilities	6,217	5,588
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	101,226	109,665
Assets	11,371	7,310
Liabilities	9,618	5,371
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	29,655	30,917
Assets	1,281	1,043
Liabilities	667	510
Trading [member] | Commodity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Trading [member] | Commodity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	67,613	76,264
Assets	10,075	6,201
Liabilities	8,518	4,346
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,958	2,484
Assets	15	66
Liabilities	433	515
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,948,595	2,895,632
Assets	23,870	24,559
Liabilities	27,710	28,545
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	63,328,727	69,375,104
Assets	450,304	593,111
Liabilities	522,010	496,876
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	50,036,962	56,201,172
Assets	351,809	396,135
Liabilities	250,858	254,218
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,496,883	11,629,291
Assets	1,345	1,494
Liabilities	1	588
Risk management [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	46,384,468	44,417,994
Assets	337,146	383,371
Liabilities	250,857	253,630
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	155,611	153,887
Assets	13,318	11,270
Liabilities	0
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	13,286,084	13,119,180
Assets	98,197	196,261
Liabilities	271,152	239,943
Risk management [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Currency derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,601,142	2,003,070
Assets	23,193	5,605
Liabilities	68,447	91,422
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	10,684,942	11,116,110
Assets	75,004	190,656
Liabilities	202,705	148,521
Risk management [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	5,681	54,752
Assets	298	715
Liabilities	0	2,715
Risk management [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	5,681	54,752
Assets	298	715
Liabilities	0	¥ 2,715
Risk management [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Commodity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Commodity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	¥ 0